Putnam Investments, LLC
                              One Post Office Square
                              Boston, MA 02109
                              July 2, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Investment Funds Trust (Reg. No. 811-7237) (Post-Effective
    Amendment No. 52 to Registration Statement on Form N-1A)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Putnam International Blend Fund and Putnam Small Cap Value Fund hereby certify that the forms of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 52 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 27, 2002.

Comments or questions concerning this certificate may be directed to Beth Werths at 1-800-225-2465, ext. 11913.

                              Very truly yours,

                              PUTNAM INVESTMENT FUNDS TRUST

                              /s/ Gordon H. Silver
                          By: ----------------------------
                              Gordon H. Silver
                              Vice President


cc: Peter Stahl, Ropes and Gray